CONVERTIBLE NOTES (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about borrowings [text block] [Table Text Block]

Face value convertible notes	$20,000
Transaction costs	(1,049)
Embedded Derivative fair value at inception	(5,381)
Value attributed to debt portion of convertible notes	$13,570
Accretion and interest	365
Redemption	(10)
Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the convertible notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	$61
Convertible Note balance August 31, 2018	$14,853

Disclosure of detailed information about valuation assumptions for embedded derivatives [Table Text Block]
Valuation Date	August 31, 2018	August 31, 2017
Share Price (USD)	$0.10	$0.52
Volatility	72.43%	56.17%
Risk free rate	2.71%	1.68%
Credit spread	11.58%	13.59%
All-in rate	14.30%	15.27%
Implied discount on share price	-%	20%